John Hancock Disciplined Value Mid Cap Fund Shareholder Fees - Class NAV [Member] - John Hancock Disciplined Value Mid Cap Fund - Class NAV	Mar. 31, 2026
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%